Other income (Narrative) (Detail) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Other Income [Line Items]
Net gains / (losses) from disposals of investments in associates	$ 37
Net gains / (losses) from properties held for sale	101
Total other income	350	$ 185	$ 153	$ 535	$ 317
Other income related to a legacy bankruptcy claim	$ 45